Other disclosures - Credit Risk - Measurement uncertainty - Baseline average macroeconomic variables used in the calculation of ECL (Details) - Baseline [member]		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		25.40%	46.70%	40.80%
GDP [member] | United Kiingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(8.70%)	(8.00%)
GDP [member] | United Kiingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	6.10%	6.30%
GDP [member] | United Kiingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	2.90%	1.30%
GDP [member] | United Kiingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(51.40%)	(51.50%)
GDP [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(4.20%)	(6.40%)
GDP [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.40%	4.40%
GDP [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(0.30%)	3.20%
GDP [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(30.40%)	(45.00%)
Unemployment [member] | United Kiingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	6.60%	6.70%
Unemployment [member] | United Kiingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	6.50%	4.50%
Unemployment [member] | United Kiingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	4.40%	3.70%
Unemployment [member] | United Kiingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	8.00%	8.00%
Unemployment [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	9.30%	12.90%
Unemployment [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	7.60%	7.50%
Unemployment [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	5.50%	3.80%
Unemployment [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	13.40%	17.00%
HPI [member] | United Kiingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	0.60%	(3.50%)
HPI [member] | United Kiingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	2.00%	2.60%
HPI [member] | United Kiingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	0.00%	2.70%
HPI [member] | United Kiingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	(1.50%)	(6.50%)
HPI [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[5]	1.10%	0.00%
HPI [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[5]	1.80%	0.70%
HPI [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[5]	(0.80%)	0.80%
HPI [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[5]	(1.90%)	(0.30%)
Bank Rate [member] | United Kiingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.20%	0.10%
Bank Rate [member] | United Kiingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.10%	0.30%
Bank Rate [member] | United Kiingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.10%	0.30%
Bank Rate [member] | United Kiingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.10%	0.10%
Federal funds rate [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.50%	0.30%
Federal funds rate [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.30%	0.30%
Federal funds rate [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.30%	0.30%
Federal funds rate [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		0.30%	0.30%

[1]	Average Real GDP seasonally adjusted change in year (31.03.20 b ased on Barclays Global Economic F orecasts); expected worst point is the minimum seasonally a djusted quarterly annualised r ate
[2]	Average UK unemployment rate 16-year+
[3]	Average US civilian unemployment rate 16-year+
[4]	Change in average yearly UK HPI = Halifax All Houses, All Buyers i ndex , relative to prior year end; worst point is based on cumulative drawdown
[5]	Change in average yearly US HPI = FHFA house price in dex , relative to prior year end; worst point is based on cumulative drawdown